Main Events (Details) - Schedule of the Agrifirma Group consolidated by BrasilAgro - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Schedule Of The Agrifirma Group Consolidated By Brasilagro Abstract
Net revenue	R$ 19,194	R$ 27,949
Net income for the period	R$ 1